UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end:  June 30, 2009

                  Date of reporting period:  March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (99.1%) (2)
   COMMUNICATIONS (2.2%)
          76,900   American Tower Corp. (3)                           2,340,067
                                                                 ---------------

   CONSUMER DURABLES (3.6%)
         313,200   Activision Blizzard, Inc. (3)                      3,276,072
          34,800   Electronic Arts, Inc. (3)                            633,012
                                                                 ---------------
                                                                      3,909,084
                                                                 ---------------
   CONSUMER NON-DURABLES (1.3%)
          40,700   Central European Distribution Corp. (3)              437,932
          37,200   Coach, Inc. (3)                                      621,240
           8,000   Hansen Natural Corp. (3)                             288,000
                                                                 ---------------
                                                                      1,347,172
                                                                 ---------------
   CONSUMER SERVICES (3.4%)
          19,700   Devry, Inc.                                          949,146
          61,800   International Game Technology                        569,796
          11,800   ITT Educational Services, Inc.  (3)                1,432,756
          39,900   Marriott International, Inc.                         652,764
                                                                 ---------------
                                                                      3,604,462
                                                                 ---------------
   ELECTRONIC TECHNOLOGY (10.3%)
          70,550   Analog Devices, Inc.                               1,359,498
           5,400   Apple Computer, Inc. (3)                             567,648
          68,675   Broadcom Corp. (3)                                 1,372,126
          23,100   CommScope, Inc. (3)                                  262,416
          16,000   F5 Networks, Inc. (3)                                335,200
          18,400   Itron, Inc. (3)                                      871,240
          80,700   Juniper Networks, Inc. (3)                         1,215,342
          34,100   KLA-Tencor Corp.                                     682,000
          34,500   MEMC Electronic Materials, Inc. (3)                  568,905
          63,500   NetApp, Inc. (3)                                     942,340
          19,000   Research In Motion, Ltd. (3)                         818,330
          20,900   Synaptics, Inc. (3)                                  559,284
          52,900   Trimble Navigation, Ltd. (3)                         808,312
          39,700   Xilinx, Inc.                                         760,652
                                                                 ---------------
                                                                     11,123,293
                                                                 ---------------
   ENERGY MINERALS (7.4%)
          11,200   Apache Corp.                                         717,808
          36,100   Murphy Oil Corp.                                   1,616,197
          94,100   Southwestern Energy Corp. (3)                      2,793,829
          15,800   Ultra Petroleum Corp. (3)                            567,062
          32,800   Valero Energy Corp.                                  587,120
          54,895   XTO Energy, Inc.                                   1,680,885
                                                                 ---------------
                                                                      7,962,901
                                                                 ---------------
   FINANCE (10.2%)
          29,050   Ace, Ltd.                                          1,173,620
          33,200   Affiliated Managers Group, Inc. (3)                1,384,772
          25,700   Aflac, Inc.                                          497,552
          17,900   Aon Corp.                                            730,678
          15,600   IntercontinentalExchange, Inc. (3)                 1,161,732
          23,300   Northern Trust Corp.                               1,393,806
          13,200   PartnerRe, Ltd.                                      819,324
          38,700   T. Rowe Price Group, Inc.                          1,116,882
         228,800   TCF Financial Corp.                                2,690,688
                                                                 ---------------
                                                                     10,969,054
                                                                 ---------------
   HEALTH SERVICES (5.7%)
          13,500   Covance, Inc. (3)                                    481,005
          32,100   Express Scripts, Inc. (3)                          1,482,057
          25,800   Laboratory Corp. (3)                               1,509,042
          56,000   Stericycle, Inc. (3)                               2,672,880
                                                                 ---------------
                                                                      6,144,984
                                                                 ---------------
   HEALTH TECHNOLOGY (16.2%)
          11,800   Alcon, Inc.                                        1,072,738
          38,200   Allergan, Inc.                                     1,824,432
          50,600   Amylin Pharmaceuticals, Inc. (3)                     594,550
          12,700   C.R. Bard, Inc.                                    1,012,444
          67,300   Celgene Corp. (3)                                  2,988,120
          64,800   Gilead Sciences, Inc. (3)                          3,001,536
          37,300   Idexx Laboratories, Inc. (3)                       1,289,834
          10,646   Intuitive Surgical, Inc. (3)                       1,015,203
          18,400   Millipore Corp. (3)                                1,056,344
          50,688   NuVasive, Inc. (3)                                 1,590,589
          37,700   SurModics, Inc. (3)                                  688,025
          36,650   Thermo Fisher Scientific, Inc. (3)                 1,307,306
                                                                 ---------------
                                                                     17,441,121
                                                                 ---------------
   INDUSTRIAL SERVICES (3.6%)
          43,400   Aecom Technology Corp. (3)                         1,131,872
          54,800   Noble Corp.                                        1,320,132
          68,300   Smith International, Inc.                          1,467,084
                                                                 ---------------
                                                                      3,919,088
                                                                 ---------------
   NON-ENERGY MINERALS (1.0%)
          26,750   Allegheny Technologies, Inc.                         586,628

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
          25,500   Haynes International, Inc. (3)                       454,410
                                                                 ---------------
                                                                      1,041,038
                                                                 ---------------
   PROCESS INDUSTRIES (7.0%)
          68,900   Airgas, Inc.                                       2,329,509
          58,400   Albemarle Corp.                                    1,271,368
          30,500   CF Industries Holdings, Inc.                       2,169,465
          50,500   Ecolab, Inc.                                       1,753,865
                                                                 ---------------
                                                                      7,524,207
                                                                 ---------------
   PRODUCER MANUFACTURING (9.0%)
          19,600   AGCO Corp. (3)                                       384,160
          35,350   AMETEK, Inc.                                       1,105,394
          43,000   Cummins, Inc.                                      1,094,350
          37,400   IDEX Corp.                                           817,938
          32,600   ITT Industries, Inc.                               1,254,122
          39,600   Jacobs Engineering Group, Inc. (3)                 1,530,936
          30,100   Precision Castparts Corp.                          1,802,990
          25,200   Rockwell Collins, Inc.                               822,528
          18,000   SPX Corp.                                            846,180
                                                                 ---------------
                                                                      9,658,598
                                                                 ---------------
   RETAIL TRADE (5.2%)
          84,800   Dick's Sporting Goods, Inc. (3)                    1,210,096
          85,200   GameStop Corp. (3)                                 2,387,304
          37,700   J.C. Penney Company, Inc.                            756,639
          38,700   Nordstrom, Inc.                                      648,225
          21,700   TJX Companies, Inc.                                  556,388
                                                                 ---------------
                                                                      5,558,652
                                                                 ---------------
   TECHNOLOGY SERVICES (8.8%)
          46,190   Adobe Systems, Inc. (3)                              988,004
          33,850   Akamai Technologies, Inc. (3)                        656,690
          44,500   Amdocs, Ltd. (3)                                     824,140
          53,500   ANSYS, Inc. (3)                                    1,342,850
          53,800   Autodesk, Inc. (3)                                   904,378
          17,500   BMC Software, Inc. (3)                               577,500
          73,900   Citrix Systems, Inc. (3)                           1,673,096
          93,600   Cognizant Tech. Solutions Corp. (3)                1,945,944
          18,000   Salesforce.com, Inc. (3)                             589,140
                                                                 ---------------
                                                                      9,501,742
                                                                 ---------------
   TRANSPORTATION (3.1%)
          43,900   C.H. Robinson Worldwide, Inc.                      2,002,279
          46,700   Expeditors Intl. of Washington, Inc.               1,321,143
                                                                 ---------------
                                                                      3,323,422
                                                                 ---------------

   UTILITIES (1.1%)
          20,600   Equitable Resources, Inc.                            645,398
          13,100   Wisconsin Energy Corp.                               539,327
                                                                 ---------------
                                                                      1,184,725
                                                                 ---------------

Total common stocks                                                 106,553,610
                                                                 ---------------
   (cost:  $134,119,327)

SHORT-TERM SECURITIES (1.1%) (2)
       1,151,462   Wells Fargo Adv. Govt. Fund, 0.24%                 1,151,462
                                                                 ---------------
   (cost:  $1,151,462)

Total investments in securities
   (cost:  $135,270,789)                                           $107,705,072
                                                                 ===============

Other Assets and Liabilities, Net [-0.17%]                             (186,749)

                                                                 ---------------
Total Net Assets                                                   $107,518,323
                                                                 ===============


                                                                 ---------------
Aggregate Cost                                                      135,270,789
                                                                 ---------------

Gross Unrealized Appreciation                                        12,261,274
Gross Unrealized Depreciation                                       (39,826,991)
                                                                 ---------------
Net Unrealized Appreciation(Depreciation)                           (27,565,717)
                                                                 ===============

Notes To Schedule of Investments

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                       -------------------------
LEVEL 1 - Quoted Prices                                           $107,705,072
LEVEL 2 - Other Significant Observable Inputs                               --
LEVEL 3 - Significant Unobservable Inputs                                   --
--------------------------------------------------------------------------------
Total                                                             $107,705,072
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:     /s/Paul E. Rasmussen
        -------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Paul E. Rasmussen
        -------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 17, 2009


By:     /s/Roger J. Sit
        -------------------------------
        Roger J. Sit
        Chairman

Date:   April 17, 2009